UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Marriott Ownership Resorts, Inc.
(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2016 to December 31, 2016

Date of Report (Date of earliest event reported): February 8, 2017
Commission File Number of securitizer: 025-00523
Central Index Key Number of securitizer: 0001541356

James H Hunter, IV, Executive Vice President and General Counsel (407) 513-6895
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga 1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga 1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga 1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key Number of depositor:
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Marriott Ownership Resorts, Inc., as securitizer, has indicated by check mark that there is no activity to report for the annual period ending December 31, 2016 in respect of any asset-backed securities sponsored by it and outstanding during the reporting period, all of which were privately issued by the following: (i) Marriott Vacation Club Owner Trust 2010-1; (ii) Marriott Vacations Worldwide Owner Trust 2011-1; (iii) Marriott Vacation Club Owner Trust 2012-1; (iv) MVW Owner Trust 2013-1; (v) Kyuka Owner Trust 2014-A; (vi) MVW Owner Trust 2014-1; (vii) MVW Owner Trust 2015-1; and (viii) MVW Owner Trust 2016-1.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Date: February 8, 2017

MARRIOTT OWNERSHIP RESORTS, INC. (Securitizer)

By:	/s/ Joseph J. Bramuchi
Name: Joseph J. Bramuchi Title: Vice President and Treasurer

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